CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income:
Interest and fees on loans	$ 17,244,225	$ 16,714,749
Securities:
Taxable interest income	1,081,056	1,232,399
Nontaxable interest income	1,142,291	1,136,630
Federal Reserve Bank dividends	100,602	37,726
Interest-earning deposits, federal funds sold, and other	141,305	196,224
Total interest and dividend income	19,709,479	19,317,728
Interest expense:
Deposits	2,161,937	2,174,066
Federal Home Loan Bank advances	172,159	250,018
Securities sold under agreements to repurchase	3,312	5,437
Subordinated debentures	90,174	86,901
Total interest expense	2,427,582	2,516,422
Net interest income	17,281,897	16,801,306
Provision (credit) for loan losses	(500,000)	(250,000)
Net interest income after provision (credit) for loan losses	17,781,897	17,051,306
Non-interest income:
Service fees on deposit accounts	500,841	454,903
Other service charges and fees	475,194	414,992
Loan servicing fees	299,435	281,979
Gain on sale of securities	10,821	109,712
Gain on sale of loans	893,342	630,779
Loss on sale of property and equipment		(80,545)
Loss on sale of foreclosed assets	(14,684)	(164,084)
Other	507,610	579,195
Total Other income	2,672,559	2,226,931
Non-interest expense:
Compensation and employee benefits	7,609,189	7,224,771
Occupancy expense	1,558,585	1,699,734
Data processing services	774,990	767,213
Director fees	197,233	183,300
Professional fees	544,164	587,907
FDIC insurance premiums	355,655	459,059
Foreclosed asset related expenses	441,284	506,885
Amortization of core deposit intangible	58,000	75,000
Amortization of mortgage servicing rights	82,929	106,970
Other	2,519,204	2,480,608
Total Other expenses	14,141,233	14,091,447
Income before income taxes	6,313,223	5,186,790
Income tax expense	1,675,469	1,360,598
Net income	$ 4,637,754	$ 3,826,192
Basic and diluted earnings per share (in dollars per share)	$ 0.66	$ 0.55
Dividends per share (in dollars per share)	$ 0.24	$ 0.24